Fair Value of Financial Assets And Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value of Financial Assets and Liabilities [Abstract]
Fair Value of Financial Assets and Liabilities
11.	Fair Value of Financial Assets and Liabilities

The following tables set forth by level within the fair value hierarchy financial assets and liabilities, including marketable securities and those pledged as collateral, accounted for at fair value under FASB guidance at March 31, 2012 (in thousands):

	Assets at Fair Value at March 31, 2012 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Government debt	$38,235	$—	$—	$—	$38,235
Notes receivable, net	—	25,492	—	—	25,492
Marketable securities	291	—	—	—	291
Interest rate swaps	—	1,268	—	—	1,268

Total	$38,526	$26,760	$—	$—	$65,286

	Liabilities at Fair Value at March 31, 2012 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Foreign exchange swaps	$—	$523	$—	$—	$523

Total	$—	$523	$—	$—	$523

(1)	As required by FASB guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities, including marketable securities and those pledged as collateral, accounted for at fair value under FASB guidance at December 31, 2011 (in thousands):

	Assets at Fair Value at December 31, 2011 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Government debt	$16,007	$—	$—	$—	$16,007
Marketable securities	1,238	—	—	—	1,238
Interest rate swaps	—	1,185	—	—	1,185
Securities owned—Equities	275	—	—	—	275

Total	$17,520	$1,185	$—	$—	$18,705

	Liabilities at Fair Value at December 31, 2011 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Foreign exchange swaps	$—	$334	$—	$—	$334

Total	$—	$334	$—	$—	$334

(1)	As required by FASB guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

10.	Fair Value of Financial Assets and Liabilities

The following tables set forth by level within the fair value hierarchy financial assets and liabilities, including marketable securities and those pledged as collateral, accounted for at fair value under FASB guidance at December 31, 2011 (in thousands):

	Assets at Fair Value at December 31, 2011 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Government debt	$16,007	$—	$—	$—	$16,007
Marketable securities	1,238	—	—	—	1,238
Interest rate swaps	—	1,185	—	—	1,185
Securities owned—Equities	275	—	—	—	275

Total	$17,520	$1,185	$—	$—	$18,705

	Liabilities at Fair Value at December 31, 2011 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Foreign exchange swaps	$—	$334	$—	$—	$334

Total	$—	$334	$—	$—	$334

The following tables set forth by level within the fair value hierarchy financial assets and liabilities, including marketable securities and those pledged as collateral, accounted for at fair value under FASB guidance at December 31, 2010 (in thousands):

	Assets at Fair Value at December 31, 2010 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total
Government debt	$11,009	$—	$—	$—	$11,009
Marketable securities	4,600	—	—	—	4,600
Interest rate swaps	—	1,573	—	—	1,573
Securities owned—Equities	87	—	—	—	87

Total	$15,696	$1,573	$—	$—	$17,269

	Liabilities at Fair Value at December 31, 2010 (1)
	Level 1	Level 2	Level 3	Netting and Collateral	Total

Foreign exchange swaps	$—	$944	$—	$—	$944

Total	$—	$944	$—	$—	$944

(1)	As required by FASB guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.